RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Derivative instruments - Assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 280,746,878	$ 274,682,875
Derivatives [member]
Disclosure of financial assets [line items]
Financial assets	2,126,229	2,062,259
Derivatives [member] | Investment grade [member]
Disclosure of financial assets [line items]
Financial assets	1,398,093	1,257,143
Derivatives [member] | Speculative grade [member]
Disclosure of financial assets [line items]
Financial assets	22,274	4,165
Derivatives [member] | Without grade or not available [member]
Disclosure of financial assets [line items]
Financial assets	$ 705,862	$ 800,951